Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 249	Taxes	UNITED KINGDOM	snj:DZ-30	Government of the UK, HM REVENUE & CUSTOMS [Member]	DZ-30—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 2
	285,006	Taxes	ALGERIA	snj:DZ-30	Government of Algeria, MINISTRY OF FINANCE [Member]	DZ-30—Oil/Natural Gas—Well, In-Kind [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well	Yes	Fair value
#: 3
	1,065	Fees	COLOMBIA	snj:CO-MAG	Government of Colombia, AGENCIA NACIONAL DE HIDROCARBUROS [Member]	CO-MAG (Caribbean Sea)—Oil/Natural Gas—Well [Member]	Natural Gas [Member]	Oil and Gas [Member]	Well
#: 4
	2,717	Fees	OMAN	snj:OM-ZA	Government of Oman, MINISTRY OF ENERGY AND MINERALS [Member]	OM-ZA—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 5
	96,868	Bonuses	OMAN	snj:OM-ZA	Government of Oman, MINISTRY OF FINANCE [Member]	OM-ZA—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 6
	242,356	Taxes	OMAN	snj:OM-ZA	Government of Oman, TAX AUTHORITY [Member]	OM-ZA—Oil/Natural Gas—Well, In-Kind [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well	Yes	Fair value
#: 7
	1,207	Taxes	OMAN	snj:OM-ZA	Government of Oman, TAX AUTHORITY [Member]	OM-ZA—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 8
	1,250	Fees	OMAN	snj:OM-WU	Government of Oman, MINISTRY OF ENERGY AND MINERALS [Member]	OM-WU—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 9
	83,020	Taxes	OMAN	snj:OM-WU	Government of Oman, TAX AUTHORITY [Member]	OM-WU—Oil/Natural Gas—Well, In-Kind [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well	Yes	Fair value
#: 10
	866	Taxes	OMAN	snj:OM-WU	Government of Oman, TAX AUTHORITY [Member]	OM-WU—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 11
	1,400	Fees	OMAN	snj:OM-DA	Government of Oman, MINISTRY OF ENERGY AND MINERALS [Member]	OM-DA—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 12
	10,053	Taxes	OMAN	snj:OM-DA	Government of Oman, TAX AUTHORITY [Member]	OM-DA—Oil/Natural Gas—Well, In-Kind [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well	Yes	Fair value
#: 13
	1,700	Fees	UNITED ARAB EMIRATES	snj:AE-AZ	Government of Abu Dhabi, ABU DHABI NATIONAL OIL COMPANY [Member]	AE-AZ—Natural Gas—Well [Member]	Natural Gas [Member]	Oil and Gas [Member]	Well
#: 14
	1,129	Taxes	UNITED ARAB EMIRATES	snj:AE-AZ	Government of Abu Dhabi, DEPARTMENT OF FINANCE – ABU DHABI [Member]	AE-AZ—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 15
	14	Fees	UNITED STATES	snj:US-CO	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-CO—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 16
	2,662	Royalties	UNITED STATES	snj:US-CO	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-CO—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 17
	485,476	Taxes	UNITED STATES	snj:US-TX	Federal Government, DEPARTMENT OF TREASURY [Member]			Corporate [Member]
#: 18
	806	Fees	UNITED STATES	snj:US-TX	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-TX—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 19
	25,653	Royalties	UNITED STATES	snj:US-TX	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-TX—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 20
	637	Royalties	UNITED STATES	snj:US-TX	Federal Government, DEPARTMENT OF TREASURY [Member]	US-TX—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 21
	8,637	Fees	UNITED STATES	snj:US-LA	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-LA (Gulf of Mexico)—Oil/Natural Gas—Well [Member]	Natural Gas [Member]	Oil and Gas [Member]	Well
#: 22
	430,591	Royalties	UNITED STATES	snj:US-LA	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-LA (Gulf of Mexico)—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 23
	23,524	Bonuses	UNITED STATES	snj:US-LA	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-LA (Gulf of Mexico)—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 24
	128	Fees	UNITED STATES	snj:US-WY	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-WY—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 25
	57	Royalties	UNITED STATES	snj:US-WY	Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]	US-WY—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 26
	440,201	Royalties	UNITED STATES	snj:US-NM	Federal Government, DEPARTMENT OF TREASURY [Member]	US-NM—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 27
	190	Fees	UNITED STATES	snj:US-NM	Federal Government, US BUREAU OF LAND MANAGEMENT [Member]	US-NM—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well
#: 28
	$ 78,342	Taxes	QATAR	snj:QA-KH	Government of Qatar, GENERAL TAX AUTHORITY [Member]	QA-KH—Oil/Natural Gas—Well [Member]	Oil, Natural Gas [Member]	Oil and Gas [Member]	Well	Yes	Fair value